FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	¥ (5,800,000)	$ (793,315)	¥ (8,264,191)	¥ (7,655,146)
Loss from equity method investments	(124,278)	(17,026)	(86,842)	172,787
Foreign exchange loss (income)	(5,185)	(710)	9,468	(91,222)
Changes in operating assets and liabilities:
Accruals and other current liabilities	2,339,807	320,552	2,085,136	1,194,669
Net cash provided by (used in) operating activities	3,199,256	438,296	2,275,333	(3,523,597)
Cash flows from investing activities
Loans and advances to subsidiaries			(100,000)
Repayments of advances to related parties			26,223	30,067
Net cash provided by (used in) investing activities	(923,886)	(126,570)	(1,958,752)	(2,006,947)
Cash flows from financing activities
Proceeds from issuance of preferred shares (net of issuance costs of RMB1,690, RMB2,134 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)			5,373,044	1,268,360
Net cash provided by(used in) financing activities	2,623,078	359,360	(2,683)	5,373,325
Net increase (decrease) in cash and cash equivalents	4,898,448	671,086	313,898	(157,219)
Cash, cash equivalents and restricted cash at beginning of year	4,104,749	562,348	3,754,904	3,897,966
Cash, cash equivalents and restricted cash at end of year	8,961,652	1,227,741	4,104,749	3,754,904
Parent | Reportable legal entity
Cash flows from operating activities
Net loss	(6,423,570)	(880,025)	(8,346,980)	(7,933,779)
Loss from equity method investments	6,430,369	880,957	8,416,038	7,940,073
Foreign exchange loss (income)				(50,875)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(45,331)	(6,210)	5,803	(5,803)
Other current assets	23,357	3,200	(22,079)	(3,562)
Amounts due to subsidiaries	58,599	8,028
Amounts due to related parties	172	24
Accruals and other current liabilities	8,233	1,128	7,247	1,241
Net cash provided by (used in) operating activities	51,829	7,102	60,029	(52,705)
Cash flows from investing activities
Loans and advances to subsidiaries			(9,438)	(571,259)
Repayments of advances to related parties			633,526
Investments in subsidiaries	(3,101,648)	(424,925)	(5,861,813)	(2,540,000)
Net cash provided by (used in) investing activities	(3,101,648)	(424,925)	(5,237,725)	(3,111,259)
Cash flows from financing activities
Proceeds from initial public offering (net of issuance costs of RMB 79,138 for the year ended December 31, 2024)	3,465,344	474,750
Proceeds from issuance of preferred shares (net of issuance costs of RMB1,690, RMB2,134 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)			5,373,044	1,268,360
Net cash provided by(used in) financing activities	3,465,344	474,750	5,373,044	1,268,360
Net increase (decrease) in cash and cash equivalents	415,525	56,927	195,348	(1,895,604)
Cash, cash equivalents and restricted cash at beginning of year	225,908	30,949	64,444	1,907,283
Effect of exchange rate changes on cash and cash equivalents	5,500	753	(33,884)	52,765
Cash, cash equivalents and restricted cash at end of year	646,933	88,629	¥ 225,908	¥ 64,444
Supplementary disclosure of non-cash financing activities:
Amounts due to subsidiaries in connection with the repurchased ordinary shares for tax purpose	¥ 186,812	$ 25,593